ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2016
ENTITY-WIDE DISCLOSURES [Abstract]
Schedule of Revenues by Geographic Area
Revenues by geographical areas were as follows:

	Year ended December 31,
	2016	2015	2014

North America	$38,769	$36,236	$25,993
Europe	11,342	7,795	6,085
APAC	3,337	2,838	2,227
Israel	535	662	817
Other	511	637	530

	$54,494	$48,168	$35,652